General Information - Equity interests in Joint arrangements (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Companhia AIX de Participações ("AIX") [Member]
Disclosure of associates [line items]
Company	Companhia AIX de Participações (“AIX”)
Core business	Data traffic
Home country	Brazil
Paggo Soluções e Meios de Pagamento S.A. ("Paggo Soluções") [Member]
Disclosure of associates [line items]
Company	Paggo Soluções e Meios de Pagamento S.A. (“Paggo Soluções”)
Core business	Financial company
Home country	Brazil
Gamecorp S.A. ("Gamecorp") [Member]
Disclosure of associates [line items]
Company	Gamecorp S.A. (“Gamecorp”)
Core business	Pay TV service, except programmers
Home country	Brazil
Hispamar Satélites S.A. ("Hispamar") [Member]
Disclosure of associates [line items]
Company	Hispamar Satélites S.A. (“Hispamar”)
Core business	Satellite operation
Home country	Brazil
Indirect Subsidary [Member] | Companhia AIX de Participações ("AIX") [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%	50.00%
Indirect Subsidary [Member] | Paggo Soluções e Meios de Pagamento S.A. ("Paggo Soluções") [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%	50.00%
Indirect Subsidary [Member] | Gamecorp S.A. ("Gamecorp") [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	29.90%	29.90%
Indirect Subsidary [Member] | Hispamar Satélites S.A. ("Hispamar") [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	19.04%	19.04%